Stockholders' Equity (Deficit) (Annual and Quarter) (Detail) - Restricted Stock Activity	0 Months Ended		3 Months Ended			12 Months Ended
	Dec. 30, 2011	Sep. 08, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Unvested restricted shares as of December 31, 2011							2,117,500
Restricted Stock [Member] | Prior to Reverse Merger [Member]
Granted during the period						2,566,599
Restricted Stock [Member] | Subsequent to Reverse Merger [Member]
Granted during the period						1,870,940
Restricted Stock [Member]
Restricted shares issued as of December 31, 2010					1,870,940
Granted during the period	1,550,115	320,825	0	13,085,842	200,000
Expired and forfeited						(2,887,424)
Converted as part of the Reverse Merger						(6,416,497)
Vested				(160,412)		(80,206)
Unvested restricted shares as of December 31, 2011			13,296,255				1,790,734
Restricted shares issued as of December 31, 2010			13,456,667			6,737,322